Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Finished products
Total finished products	$ 4,011	$ 3,870
Work in progress	1,057	901
Consumable inventory	1,197	1,168
Write-down to net realizable value	(1)	(2)
Total of inventories	6,264	5,937
Iron Ore Solutions [Member]
Finished products
Total finished products	3,296	3,184
Vale Base Metals [Member]
Finished products
Total finished products	$ 715	$ 686